Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Disclosure Of Commitments And Contingent Liabilities Abstract
Commitments and contingencies [Text Block]

27. Commitments and contingencies

(a) Non-capitalized lease commitments

The Group has entered into various non-capitalized lease commitments for facilities and equipment. The leases expire in periods ranging from one to three years. There are no restrictions placed on the Group by entering into these leases. Future minimum lease payments under such cancelable leases recognized in operating expenses at December 31 are:

2019
Within one year	$57,860
After one year but not more than five years	26,395
More than five years	-
$84,255

(b) Capital commitments

As at December 31, 2019, the Group had outstanding capital commitments in Canada of approximately $3,681, of which $1,897 can be terminated, approximately $34,617 in Peru, all of which can be terminated, and approximately $180,440 in Arizona, primarily related to the Rosemont project, of which approximately $89,370 can be terminated by the Group.

(c) Contingent liabilities

Contingent liabilities

The Group is involved in various claims, litigation and other matters arising in the ordinary course and conduct of business. While it is not possible to determine the ultimate outcome of such actions at this time, and inherent uncertainties exist in predicting such outcomes, it is the Group's belief that the ultimate resolution of such actions is not reasonably likely to have a material adverse effect on its consolidated financial position or results of operations. The assessment of contingencies inherently involves the exercise of significant judgment and estimates of the outcome of future events. As a result of the assessment, no significant contingent liabilities have been recorded in these consolidated financial statements.

As part of the streaming agreement with Wheaton for the 777 mine, the Group must repay, with precious metals credits, the legal deposit provided by Wheaton by August 1, 2052, the expiry date of the agreement. If the legal deposit is not fully repaid with precious metals credits related to 777 production by the expiry date, a cash payment for the remaining amount will be due at the expiry date of the agreement. As a result of changes in the remaining 777 mine reserves and lower precious metals prices, there is a possibility that an amount of Wheaton's legal deposit may not be repaid by means of 777 mine's precious metals credits over its expected remaining mine life.

Contingent assets

There were no significant contingent assets to disclose at December 31, 2019 or December 31, 2018.